Revenue - Contract with Customer, Liability Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Contract with Customer, Liability [Roll Forward]
Contract liabilities, beginning balance	$ 19,541	$ 16,962
Advanced commission	0	333
Membership and other revenue recognized during the period	(51,684)	(42,603)
Membership and other revenue deferred during the period	53,866	44,849
Contract liabilities, ending balance	21,723	19,541
Long-Term
Contract with Customer, Liability [Roll Forward]
Contract liabilities, beginning balance	19,667	0
Advanced commission	0	19,667
Membership and other revenue recognized during the period	0	0
Membership and other revenue deferred during the period	0	0
Contract liabilities, ending balance	$ 19,667	$ 19,667